CONTRACT LIABILITIES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONTRACT LIABILITIES [abstract]
At January 1	¥ 2,909
Recognized revenue in current period	(873)
At December 31	2,036
-Current	¥ 2,036	$ 296	¥ 2,909	¥ 0